Warrants - Common Stock Warrants Activity (Detail) - Common Stock Warrant [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Outstanding and exercisable, beginning balance	179,149	177,347
Warrants cancelled	(179,149)
Warrants cancelled Weighted average exercise price	$ 0.013
Warrants issued		1,802
Outstanding and exercisable, ending balance		179,149	177,347
Outstanding and exercisable, Weighted average exercise price	$ 0.013	$ 0.013
Warrants issued Weighted average exercise price		0.013
Outstanding and exercisable, Weighted average exercise price		$ 0.013	$ 0.013
Outstanding and exercisable, ending balance	0 years	8 years 7 months 28 days	9 years 6 months 18 days
Outstanding and exercisable, aggregate intrinsic value		$ 1	$ 2